Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) £ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / $	Dec. 31, 2023 EUR (€) R$ / €
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 135	€ 135	€ 135	€ 135
Average foreign exchange rate	0.83	1.12	3,742.44
Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (1)	€ (1)	€ (1)	(1)
Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42
Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(55)	(55)	(55)	(55)
Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2	2	2	2
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	146	146	146	146
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (51)	€ (51)	€ (51)	€ (51)
Average foreign exchange rate	0.86	1.09	4,170.12	5.41
Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (49)	€ (49)	€ (49)	€ (49)
Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2)	(2)	(2)	(2)
Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32	32	32	32
BRL | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32	32	32	32
BRL | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	41	41	41	41
BRL | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	41	41	41	41
BRL | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(95)	(95)	(95)	(95)
BRL | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(95)	(95)	(95)	(95)
BRL | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,241)	(3,241)	(3,241)	(3,241)
BRL | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,241)	(3,241)	(3,241)	(3,241)
BRL | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
CLP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1
CLP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(723)	(723)	(723)	(723)
CLP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(178)	(178)	(178)	(178)
CLP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(112)	(112)	(112)	(112)
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(433)	(433)	(433)	(433)
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(255)	(255)	(255)	(255)
CLP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(255)	(255)	(255)	(255)
CLP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	446	446	446	446
COP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	446	446	446	446
COP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	73	73	73	73
COP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	73	73	73	73
COP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(892)	(892)	(892)	(892)
COP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(446)	(446)	(446)	(446)
COP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(446)	(446)	(446)	(446)
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(301)	(301)	(301)	(301)
COP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(301)	(301)	(301)	(301)
COP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	95	95	95	95
CZK | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	95	95	95	95
CZK | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,565	2,565	2,565	2,565
EUR | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23
EUR | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,542	2,542	2,542	2,542
EUR | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	5,515	5,515	5,515	5,515
EUR | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	5,515	5,515	5,515	5,515
EUR | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(12,909)	(12,909)	(12,909)	(12,909)
EUR | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(80)	(80)	(80)	(80)
EUR | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)	(46)	(46)	(46)
EUR | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,352)	(2,352)	(2,352)	(2,352)
EUR | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,728)	(3,728)	(3,728)	(3,728)
EUR | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(6,703)	(6,703)	(6,703)	(6,703)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,391)	(1,391)	(1,391)	(1,391)
EUR | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,391)	(1,391)	(1,391)	(1,391)
EUR | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,035	1,035	1,035	1,035
GBP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	575	575	575	575
GBP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	460	460	460	460
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	12	12	12	12
GBP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	12	12	12	12
GBP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(324)	(324)	(324)	(324)
GBP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(324)	(324)	(324)	(324)
GBP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	96	96	96	96
JPY | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	96	96	96	96
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3	3	3	3
Mexican peso | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3	3	3	3
Mexican peso | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(275)	(275)	(275)	(275)
Mexican peso | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(255)	(255)	(255)	(255)
Mexican peso | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(20)	(20)	(20)	(20)
Mexican peso | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	28	28	28	28
PEN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	28	28	28	28
PEN | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(382)	(382)	(382)	(382)
PEN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(382)	(382)	(382)	(382)
PEN | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	114	114	114	114
UFC | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	114	114	114	114
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13,392	13,392	13,392	13,392
USD | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	150	150	150	150
USD | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	499	499	499	499
USD | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,997	1,997	1,997	1,997
USD | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,574	3,574	3,574	3,574
USD | Receive | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,172	7,172	7,172	7,172
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,201	2,201	2,201	2,201
USD | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,183	2,183	2,183	2,183
USD | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	18	18	18	18
USD | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,926)	(2,926)	(2,926)	(2,926)
USD | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(31)	(31)	(31)	(31)
USD | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(452)	(452)	(452)	(452)
USD | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,443)	(2,443)	(2,443)	(2,443)
USD | Pay | Currency swaps | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,894)	(1,894)	(1,894)	(1,894)
USD | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,894)	(1,894)	(1,894)	(1,894)
USD | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	74	74	74	74
UYU | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	74	74	74	74
UYU | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(31)	(31)	(31)	(31)
UYU | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(31)	(31)	(31)	(31)
UYU | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0	€ 0	€ 0	€ 0